Note 11 - Disclosures about Fair Value of Assets and Liabilities (Details) - Unobservable Inputs (USD $)			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Collateral Dependent [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Collateral Dependent [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Collateral Dependent [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Collateral Dependent [Member] Weighted Average [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Foreclosed Assets Held for Sale [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Foreclosed Assets Held for Sale [Member] Minimum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Foreclosed Assets Held for Sale [Member] Maximum [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Foreclosed Assets Held for Sale [Member] Weighted Average [Member] Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Fair Value, Inputs, Level 3 [Member]	Dec. 31, 2013 Weighted Average [Member] Fair Value, Inputs, Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Fair Value (in Dollars)	$ 16,171,000	$ 17,277,000	$ 9,411,000								$ 894,000
Valuation Technique			Market Comparable				Market Comparable				Discounted cash flow
Unobservable Input			Discount to reflect realizable value				Discount to reflect realizable value				Discount rate
Range (Weighted Average)				0.00%	29.00%	(7.00%)		0.00%	10.00%	(5.00%)		0.00%
Foreclosed assets held for sale (in Dollars)	$ 3,821,976	$ 4,529,727					$ 2,340,000
Foreclosed assets held for sale			Market Comparable				Market Comparable				Discounted cash flow
Foreclosed assets held for sale			Discount to reflect realizable value				Discount to reflect realizable value				Discount rate
Foreclosed assets held for sale				0.00%	29.00%	(7.00%)		0.00%	10.00%	(5.00%)		0.00%